Basis of Preparation of Half-Year Report	6 Months Ended
Dec. 31, 2023
Basis of Preparation of Half-Year Report [Abstract]
Basis of Preparation of Half-Year Report

13 Basis of preparation of half-year report

This consolidated interim financial report for the half-year reporting period ended 31 December 2023 has been prepared in accordance with Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001.

The consolidated financial statements of the Immuron Limited group also comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements do not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 30 June 2023 and any public announcements made by Immuron Limited during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated. The Interim Financial Statements have been approved and authorised for issue by the board on 28 February 2024.

(a) Income and revenue recognition

(i) Sale of hyperimmune products

Revenue arises mainly from the sale of hyperimmune products. To determine whether to recognize revenue, the group follows the process of identifying the contract with a customer, identifying the performance obligations, determining the transaction price, allocating the transaction price to the performance obligations and recognizing revenue when performance obligations are satisfied.

Revenue from the sale of hyperimmune products is recognized at a point in time when or as the group transfers control of the assets to the customer upon delivery of the products or in the case of consignment sales when the distributor sells the product to the customer . The general standard payments terms for customers are 30 days.

There is no significant cost to obtain the contract. However, there is variable consideration due to rebates, discounts and refunds. The variable amount of consideration is allocated entirely to the distinct good that is consistent with the amount of consideration to which the group expects to be entitled in exchange for transferring the promised goods to the customer. The group offers rebates of up to 15% to some loyal customers in Australia. There are no warranties. Returns and refunds are provided where this is outlined in a customer agreement. The group does not have a formal policy in place relating to stock returns. In cases where we have a contract in place with a distributor, and that contract includes a stock return policy, we will adhere to the policy listed in the contract. For all other distributors, stock returns are negotiated on a case-by-case basis. The exception to this is where is short dated to within 3 months. In this case we will offer replacement stock or a refund.